Intangible Assets, Net (Details) - Schedule of intangible asset, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	$ 1,403	$ 1,511
Accumulated amortization	(601)	(502)
Net carrying amount	802	1,009
Purchased Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	1,118	1,206
Accumulated amortization	(405)	(322)
Net carrying amount	713	884
Trademarks [Member]
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	114	124
Accumulated amortization	(81)	(76)
Net carrying amount	33	48
Licensed Copyrights [Member]
Intangible Assets, Net (Details) - Schedule of intangible asset, net [Line Items]
Carrying amount	171	181
Accumulated amortization	(115)	(104)
Net carrying amount	$ 56	$ 77